Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES
5.	INVENTORIES

Inventories consist of the following:

	Year ended	Year ended
	December 31,	December 31,
	2023	2022
Finished goods	$33,069	$63,059
Impairment loss	(194)	(16,786)
Total Inventory, net	32,875	46,273